Investments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures [Line Items]
ASSETS	R$ 57,384,156	R$ 55,819,074
Current assets	13,041,808	13,715,730
Cash and cash equivalents	4,161,939	5,634,623
Other current assets	11,159,982	12,252,801
Non-current assets	44,342,348	42,103,344
LIABILITIES	57,384,156	55,819,074
Current liabilities	10,342,380	9,309,433
Other current liabilities	9,800,968	8,776,169
Non-current liabilities	21,404,841	22,317,974
Equity	25,636,935	24,191,667	R$ 21,131,225	R$ 22,175,235
Net operating revenue	22,651,036	21,479,468	20,535,341
OPERATING COSTS AND EXPENSES	(18,867,990)	(18,092,563)	(17,254,583)
Equity in earnings of investees	281,202	307,809	478,577
Income tax and social contribution	599,435	354,057	(281,099)
Net income	2,799,370	2,327,168	1,149,321
Total comprehensive income	3,038,932	2,072,843	1,359,308
Voltalia [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	237,464	239,779
Current assets	9,567	9,535
Cash and cash equivalents	9,142	9,378
Other current assets	425	157
Non-current assets	227,897	230,244
LIABILITIES	237,464	239,779
Current liabilities	273	17
Current financial liabilities	0	0
Other current liabilities	273	17
Non-current liabilities	0	0
Financial liabilities	0	0
Other non-current liabilities	0	0
Equity	237,191	239,762
Net operating revenue	0	0	0
OPERATING COSTS AND EXPENSES	(94)	(83)	(78)
Interest expenses	0	0	0
Financial income and other financial expenses	964	1,236	1,291
Equity in earnings of investees	(3,273)	2,220	2,502
Income tax and social contribution	(266)	(298)	(258)
Net income	(2,669)	3,075	3,457
Other comprehensive income	0	0	0
Total comprehensive income	R$ (2,669)	R$ 3,075	3,457
Investment interest - %	49.00%	49.00%
Investment book value	R$ 116,225	R$ 117,484
Caiua [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	344,626	335,003
Current assets	47,085	42,176
Cash and cash equivalents	17,119	13,592
Other current assets	29,966	28,584
Non-current assets	297,541	292,827
LIABILITIES	344,626	335,003
Current liabilities	20,660	18,076
Current financial liabilities	5,735	5,710
Other current liabilities	14,925	12,366
Non-current liabilities	40,911	45,349
Financial liabilities	17,921	23,381
Other non-current liabilities	22,990	21,968
Equity	283,055	271,578
Net operating revenue	37,505	36,562	62,864
OPERATING COSTS AND EXPENSES	(7,875)	(7,069)	(5,876)
Interest expenses	(2,398)	(2,817)	(3,225)
Financial income and other financial expenses	2,542	2,437	1,620
Equity in earnings of investees	0	0	0
Income tax and social contribution	(3,977)	(4,088)	(6,802)
Net income	25,797	25,025	48,581
Other comprehensive income	0	0	0
Total comprehensive income	R$ 25,797	R$ 25,025	48,581
Investment interest - %	49.00%	49.00%
Investment book value	R$ 138,698	R$ 133,074
Integracao Maranhense [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	598,513	585,668
Current assets	71,991	68,873
Cash and cash equivalents	11,248	9,247
Other current assets	60,743	59,626
Non-current assets	526,522	516,795
LIABILITIES	598,513	585,668
Current liabilities	18,337	12,559
Current financial liabilities	8,080	8,047
Other current liabilities	10,257	4,512
Non-current liabilities	142,477	140,334
Financial liabilities	25,231	32,919
Other non-current liabilities	117,246	107,415
Equity	437,699	432,775
Net operating revenue	61,094	63,370	100,482
OPERATING COSTS AND EXPENSES	(12,148)	1,051	(4,022)
Interest expenses	(3,489)	(4,236)	(4,914)
Financial income and other financial expenses	2,177	3,970	2,628
Equity in earnings of investees	0	0	0
Income tax and social contribution	(9,629)	(14,735)	(27,185)
Net income	38,005	49,420	66,989
Other comprehensive income	0	0	0
Total comprehensive income	R$ 38,005	R$ 49,420	66,989
Investment interest - %	49.00%	49.00%
Investment book value	R$ 214,474	R$ 212,060
Matrincha [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	3,017,103	2,984,765
Current assets	414,369	432,126
Cash and cash equivalents	94,290	129,197
Other current assets	320,079	302,929
Non-current assets	2,602,734	2,552,639
LIABILITIES	3,017,103	2,984,765
Current liabilities	135,403	172,783
Current financial liabilities	97,571	133,551
Other current liabilities	37,832	39,232
Non-current liabilities	781,295	781,369
Financial liabilities	446,594	493,603
Other non-current liabilities	334,701	287,766
Equity	2,100,405	2,030,613
Net operating revenue	333,128	313,948	518,428
OPERATING COSTS AND EXPENSES	(80,106)	(42,853)	(33,073)
Interest expenses	(62,453)	(70,612)	(76,652)
Financial income and other financial expenses	18,123	22,390	17,109
Equity in earnings of investees	0	0	0
Income tax and social contribution	(47,228)	(64,724)	(94,589)
Net income	161,464	158,149	331,223
Other comprehensive income	0	0	0
Total comprehensive income	R$ 161,464	R$ 158,149	331,223
Investment interest - %	49.00%	49.00%
Investment book value	R$ 1,029,198	R$ 994,999
Guaraciaba [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	1,622,959	1,611,484
Current assets	218,490	209,444
Cash and cash equivalents	48,521	52,346
Other current assets	169,969	157,098
Non-current assets	1,404,469	1,402,040
LIABILITIES	1,622,959	1,611,484
Current liabilities	139,960	147,180
Current financial liabilities	61,058	46,632
Other current liabilities	78,902	100,548
Non-current liabilities	426,030	460,052
Financial liabilities	307,648	360,398
Other non-current liabilities	118,382	99,654
Equity	1,056,969	1,004,252
Net operating revenue	167,286	165,557	266,855
OPERATING COSTS AND EXPENSES	(36,486)	(25,321)	(40,926)
Interest expenses	(39,522)	(43,496)	(45,487)
Financial income and other financial expenses	8,226	8,472	7,889
Equity in earnings of investees	0	0	0
Income tax and social contribution	(35,843)	(42,209)	(20,473)
Net income	63,661	63,003	167,858
Other comprehensive income	0	0	0
Total comprehensive income	R$ 63,661	R$ 63,003	167,858
Investment interest - %	49.00%	49.00%
Investment book value	R$ 517,914	R$ 492,083
Paranaiba [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	2,097,314	2,047,430
Current assets	258,995	255,100
Cash and cash equivalents	51,417	58,781
Other current assets	207,578	196,319
Non-current assets	1,838,319	1,792,330
LIABILITIES	2,097,314	2,047,430
Current liabilities	128,717	142,254
Current financial liabilities	73,612	71,258
Other current liabilities	55,105	70,996
Non-current liabilities	688,575	713,251
Financial liabilities	354,756	416,535
Other non-current liabilities	333,819	296,716
Equity	1,280,022	1,191,925
Net operating revenue	238,796	282,153	231,960
OPERATING COSTS AND EXPENSES	(28,129)	(19,808)	(20,181)
Interest expenses	(46,671)	(58,254)	(55,971)
Financial income and other financial expenses	7,765	9,899	7,541
Equity in earnings of investees	0	0	0
Income tax and social contribution	(49,686)	(65,954)	31,030
Net income	122,075	148,036	194,379
Other comprehensive income	0	0	0
Total comprehensive income	R$ 122,075	R$ 148,036	194,379
Investment interest - %	24.50%	24.50%
Investment book value	R$ 313,606	R$ 292,022
Mata De Santa Genebra [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	3,747,356	3,768,174
Current assets	559,575	689,261
Cash and cash equivalents	20,964	23,560
Other current assets	538,611	665,701
Non-current assets	3,187,781	3,078,913
LIABILITIES	3,747,356	3,768,174
Current liabilities	121,565	115,975
Current financial liabilities	87,054	77,365
Other current liabilities	34,511	38,610
Non-current liabilities	2,238,465	2,181,769
Financial liabilities	1,696,683	1,685,717
Other non-current liabilities	541,782	496,052
Equity	1,387,326	1,470,430
Net operating revenue	391,009	393,463	415,526
OPERATING COSTS AND EXPENSES	(69,978)	(64,658)	(68,472)
Interest expenses	(114,310)	(117,202)	(117,725)
Financial income and other financial expenses	(59,962)	(36,378)	(59,597)
Equity in earnings of investees	0	0	0
Income tax and social contribution	(49,887)	(58,933)	(57,676)
Net income	96,872	116,292	112,056
Other comprehensive income	0	0	0
Total comprehensive income	R$ 96,872	R$ 116,292	112,056
Investment interest - %	50.10%	50.10%
Investment book value	R$ 695,051	R$ 736,685
Cantareira [Member]
Disclosure Of Joint Ventures [Line Items]
ASSETS	1,831,108	1,799,642
Current assets	184,550	182,210
Cash and cash equivalents	18,432	23,092
Other current assets	166,118	159,118
Non-current assets	1,646,558	1,617,432
LIABILITIES	1,831,108	1,799,642
Current liabilities	85,003	82,109
Current financial liabilities	45,666	43,716
Other current liabilities	39,337	38,393
Non-current liabilities	752,391	761,795
Financial liabilities	375,612	410,552
Other non-current liabilities	376,779	351,243
Equity	993,714	955,738
Net operating revenue	178,483	177,852	188,348
OPERATING COSTS AND EXPENSES	(10,429)	(8,992)	(10,885)
Interest expenses	(42,033)	(39,969)	(40,077)
Financial income and other financial expenses	4,578	8,354	2,262
Equity in earnings of investees	0	0	0
Income tax and social contribution	(43,969)	(46,300)	(47,212)
Net income	86,630	90,945	92,436
Other comprehensive income	0	0	0
Total comprehensive income	R$ 86,630	R$ 90,945	R$ 92,436
Investment interest - %	49.00%	49.00%
Investment book value	R$ 486,919	R$ 468,311